SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 9—SEGMENT INFORMATION
The overall concept that the Company employs in determining its operating segments is to present the financial information in a manner consistent with the chief operating decision maker’s (“CODM”) view of the businesses. The Office of the Chairman, which is comprised of certain executives and members of the board of directors, is the CODM of the Company. In determining our operating segments, we consider how the businesses are organized as to segment management and the focus of the businesses with regards to the types of services or products offered or the target market. In the case of Emerging & Other, operating segments are combined for reporting purposes because they do not meet the quantitative thresholds that require presentation as separate reportable segments.
The following table presents revenue by reportable segment:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
People Inc.(a)
Digital	$1,161,886	$1,086,367	$939,865
Print	622,305	711,636	776,017
Intersegment eliminations(b)	(22,118)	(20,774)	(20,989)
Total People Inc.	1,762,073	1,777,229	1,694,893
Emerging & Other	71,003	89,028	229,461
Intersegment eliminations(c)	(2)	(1,218)	(8,804)
Total	$1,833,074	$1,865,039	$1,915,550
_____________________
(a)    Effective January 1, 2026, People Inc. changed its internal management reporting structure to better align and support its D/Cipher advertising capabilities. As a result, the digital portion of a legacy agency business that had previously been included within the People Inc. Print segment now reports to the D/Cipher management team within the People Inc. Digital segment. This change allows D/Cipher to leverage the agency business as a sales channel and to achieve operational and performance efficiencies. Financial information for both the People Inc. Print and Digital segments has been recast to reflect this change for all periods presented.
(b)    Intersegment eliminations relate to Digital performance marketing commissions earned for the placement of magazine subscriptions and Digital advertising related to media campaigns sold by an agency business within Print.
(c)    For the years ended December 31, 2024 and 2023, intersegment eliminations primarily relate to advertising sold by People Inc. to other People Incorporated owned businesses.
Disaggregated Revenue
The following table presents the revenue of the Company’s segments disaggregated by type of service:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
People Inc.(a)
Digital:
Advertising revenue	$720,321	$725,675	$608,225
Performance marketing revenue	291,878	243,895	231,087
Licensing and other revenue	149,687	116,797	100,553
Total Digital revenue	1,161,886	1,086,367	939,865
Print:
Subscription revenue	288,624	327,079	329,357
Advertising revenue	148,612	174,889	203,210
Newsstand revenue	102,570	102,096	117,316
Project and other revenue	56,402	72,681	80,915
Performance marketing revenue	26,097	34,891	45,219
Total Print revenue	622,305	711,636	776,017
Intersegment eliminations(b)	(22,118)	(20,774)	(20,989)
Total People Inc. revenue	$1,762,073	$1,777,229	$1,694,893
Segment Expenses
The following table presents the significant segment expenses regularly provided to the CODM for each of the Company’s reportable segments that are included in determining Segment Adjusted EBITDA, which is the Company’s segment reporting performance measure:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
People Inc.(a)
Digital:
Cost of revenue	$338,431	$321,235	$273,651
Selling and marketing expense	289,038	240,237	204,594
General and administrative expense	105,926	102,689	106,646
Product development expense	111,258	121,398	114,063
Total Digital expenses	844,653	785,559	698,954
Print:
Cost of revenue	292,528	336,192	381,891
Selling and marketing expense	226,673	268,593	269,200
General and administrative expense	42,051	44,994	48,724
Product development expense	5,807	9,281	10,381
Total Print expenses	567,059	659,060	710,196
Other:
Other(d)(e)	42,728	47,440	39,774
Intersegment eliminations	(22,118)	(20,774)	(20,989)
Total People Inc. expenses	$1,432,322	$1,471,285	$1,427,935

_____________________
(d)    Other comprises unallocated corporate expenses.
(e)    The year ended December 31, 2025 includes net gains of $41.5 million resulting from the amendments to a lease, which provided for the surrender of certain office space early and is included in “General and Administrative expense” in the statement of operations. The year ended December 31, 2023 includes a $44.7 million ROU asset impairment charge related to certain unoccupied leased office space due to the continued decline in the commercial real estate market, which is included in “General and administrative expense” in the statement of operations. See “Note 2—Summary of Significant Accounting Policies” for additional information on amendments and early terminations of lease agreements and impairment charges of ROU assets.
Segment Reporting Performance Measure and Reconciliations
Adjusted EBITDA is the segment reporting performance measure used by the CODM as one of the metrics by which we evaluate the performance of our businesses and our internal budgets are based and may impact management compensation. Adjusted EBITDA is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (4) other specific items, including subsequent true-up adjustments related to such items, that management believes are not representative of the Company’s core ongoing operating performance and certain items that affect comparability between periods, including, but not limited to, certain (i) restructuring costs, including certain severance and employee separation benefits; (ii) gains and losses from lease impairments, terminations and amendments and certain asset sales; (iii) transaction-related costs; and (iv) litigation-related gains and losses associated with specific matters.
Prior to the second quarter of 2026, Adjusted EBITDA was defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets, and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. Beginning with the second quarter of 2026, the Company revised its definition of Adjusted EBITDA to also exclude (4) other specific items, including subsequent true-up adjustments related to such items, that management believes are not representative of the Company’s core ongoing operating performance and certain items that affect comparability between periods. Adjusted EBITDA has been recast to reflect the revised definition for all periods presented.
Approximately one-half of our consolidated annual Adjusted EBITDA is generated in the fourth quarter of each fiscal year. This is due to the concentration of spending by advertisers, which drives higher advertising revenue, and consumer spending, which drives higher performance marketing revenue during the year-end holiday selling season at People Inc.
The following table presents a summary of Segment Adjusted EBITDA:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
People Inc.(a)
Digital	$317,233	$300,808	$240,911
Print	55,246	52,576	65,821
Other(d)(e)	(42,728)	(47,440)	(39,774)
Total People Inc.	329,751	305,944	266,958
Emerging & Other	5,698	(5,534)	(3,763)
Total Segment Adjusted EBITDA	$335,449	$300,410	$263,195
The following table reconciles total Segment Adjusted EBITDA to earnings (loss) from continuing operations before income taxes:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Total Segment Adjusted EBITDA	$335,449	$300,410	$263,195
Corporate Adjusted EBITDA loss	(85,364)	(94,119)	(97,647)
Stock-based compensation expense(f)	(27,904)	(73,159)	(69,062)
Depreciation	(34,999)	(34,777)	(77,614)
Amortization of intangibles	(89,209)	(136,426)	(280,249)
Goodwill impairment	—	—	(9,000)
Restructuring costs, including certain severance and employee separation benefits	(33,824)	(27,814)	525
Gains and (losses) from lease impairments, terminations and amendments and certain asset sales	45,002	2,176	(46,260)
Transaction-related costs	(7,583)	(4,752)	(657)
Litigation matters	(37,676)	(6,644)	(8,145)
Interest expense	(120,027)	(135,719)	(137,495)
Unrealized gain (loss) on investment in MGM Resorts International	119,175	(649,178)	721,668
Other income, net	16,136	98,227	46,225
Earnings (loss) from continuing operations before income taxes	$79,176	$(761,775)	$305,484
_____________________
(f)    The year ended December 31, 2025, reflects the reversal of $49.8 million of previously recognized stock-based compensation expense related to the forfeiture of our former Chief Executive Officer’s (“CEO”) restricted stock award pursuant to an employment transition agreement (the “Employment Transition Agreement”) entered into on January 13, 2025, partially offset by $14.9 million of stock-based compensation expense related to the transfer of 5.0 million Class B shares of Angi held by the Company to our former CEO prior to the Distribution pursuant to the Employment Transition Agreement.
Segment Assets
Segment asset information is not regularly presented to the CODM.
Capital Expenditures
The following table presents capital expenditures:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
People Inc.	$17,076	$14,293	$10,370
Emerging & Other	—	—	7
Corporate	625	211	81,168
Total	$17,701	$14,504	$91,545

Geographic Information
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Revenue:
United States	$1,742,243	$1,755,865	$1,753,613
All other countries(g)	90,831	109,174	161,937
Total	$1,833,074	$1,865,039	$1,915,550
_____________________
(g)    The decrease in the Company’s revenue from countries outside of the U.S. is due primarily to the sale of the assets of Mosaic Group on February 15, 2024, which was included within Emerging & Other.

	December 31,
	2025	2024
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets):
United States	$437,917	$529,009
All other countries	1,605	2,284
Total	$439,522	$531,293
Customer Concentration
Total revenue earned from one customer, principally within the People Inc. Digital segment, was $214.0 million, representing 12% of the Company’s total revenue for the year ended December 31, 2025. The related accounts receivable was $61.4 million, representing 15% of the Company’s total accounts receivable at December 31, 2025. No individual customer accounted for more than 10% of the Company’s total revenue for the years ended December 31, 2024 and 2023.